Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provisions [line items]
Provision	$ 202.9	$ 242.4
Current portion	103.1	116.9
Non-current portion	99.8	125.5
Product warranties [member]
Disclosure of provisions [line items]
Provision	67.1	98.0
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provision	66.4	58.4
Current portion	21.4	20.7
Non-current portion	45.0	37.7
Taxes [member]
Disclosure of provisions [line items]
Provision	41.7	31.4
Post retirement benefits [member]
Disclosure of provisions [line items]
Provision	11.7	31.7
Other environment related provision [member]
Disclosure of provisions [line items]
Provision	0.3	2.4
Other [member]
Disclosure of provisions [line items]
Provision	$ 15.7	$ 20.5